FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2017
FIXED ASSETS - NET [Abstract]
FIXED ASSETS - NET
9.	fixed assets – net

Fixed assets, including those held under capital leases, consist of the following:

in millions of $	As of December 31,
	2016	2017

Land and buildings	220.8	262.2
Plant and machinery	539.8	620.5
Furniture, fixtures and office equipment	15.5	18.2
Others	0.8	1.0
	776.9	901.9
Less:
Accumulated depreciation	(115.2)	(193.2)
	661.7	708.7
Construction-in-progress	93.8	128.9

	755.5	837.6

Depreciation expenses were $76.9 million, $85.1 million and $68.7 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Depreciation of plant and machinery under capital leases was $6.1 million, nil, and nil for the years ended December 31, 2015, 2016 and 2017, respectively. Due to the restructuring mentioned in Note 4, the Group terminated the capital leases contracts during the year ended December 31, 2015.

As of December 31, 2017, buildings with a net book value of $78.9 million, and plant and machinery with a net book value of $104.0 million, were pledged for short-term bank borrowings of $187.7 million (Note 13). As of December 31, 2016, buildings with a net book value of $74.6 million, and plant and machinery with a net book value of $169.6 million, were pledged for short- term bank borrowings of $89.5 million. As of December 31, 2016 and 2017, property, plant and equipment with book values of $230.0 million and $560.2 million were pledged for the Malaysian Government Loan of $123.7 million and $205.3 million, respectively (Note 13).

In the fourth quarter of 2016, the Group retired some outdated production lines located in the Qidong facilities. Accelerated depreciation on property, plant and equipment was recorded in cost of revenues of $15.1 million related to the retirement of such production lines in 2016.

In the fourth quarter of 2017, the Group retired wafer production lines located in the Hanwha Q CELLS Technology Co., Ltd. (LYG) facilities, and recognized impairment on machinery and furniture, fixtures and office equipment in the amount of $36.2 and $0.1 million, respectively, as cost of  sales.